Share Capital and Capital Surplus (deficit) and Others - Details of Shares Outstanding (Detail) - shares	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of number of shares outstanding [abstract]
Issued shares	80,745,711	80,745,711
Treasury shares	8,875,883	10,136,551
Outstanding shares	71,869,828	70,609,160